Going Concern (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash	$ 500,000		$ 2,100,000
Net cash used in operating activities	3,812,695	$ 4,046,650	1,550,781	$ 5,168,175
Accumulated deficit	$ 55,431,704		$ 46,766,324	$ 32,360,062